S000047461 [Member] Expense Example - DoubleLine Long Duration Total Return Bond Fund	Mar. 31, 2025 USD ($)
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	1,224
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	941
Class I2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	449
Expense Example, with Redemption, 10 Years	$ 1,035